Leases (Tables)	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Summary of Lessee, Operating Lease, Liability, Maturity
Aggregate future minimum rental payments under the operating leases as of December 31, 2022, were as follows (in thousands):

Year ending December 31, 2023	$2,596
Year ending December 31, 2024	2,670
Year ending December 31, 2025	891
Total lease payments	6,157
Less: Imputed interest	(555)

Operating lease liabilities	$5,602

Schedule of Supplemental Information Related to Operating Leases
The following represents supplemental information related to the Company’s operating facility leases:

	December 31,
	2022	2021
Cash paid for amounts included in the measurement of lease liabilities (in thousands)	$2,743	$2,856
Weighted-average remaining lease term (in years)	2.33	3.25
Weighted-average discount rate	8.48%	8.43%